RELATED PARTY TRANSACTIONS (Schedule of Related Party Balances) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Due from related parties, current:	¥ 145,692	$ 22,862	¥ 1,845
Due to related parties - current	12,108	1,900	12,652
Due to related parties, non-current, due within 1 year	35,993	5,648	73,145
JYADK
Related Party Transaction [Line Items]
Due from related parties, current:	0	0	1,845
Zhejiang Marine Leasing Ltd
Related Party Transaction [Line Items]
Due to related parties - current	0	0	3,191
Due to related parties - noncurrent	83,778	13,147	102,757
Due to related parties, non-current, due within 1 year	26,753	4,198	73,145
Cherrylane Investment Limited [Member]
Related Party Transaction [Line Items]
Due to related parties - current	12,108	1,900	9,461
Due to related parties, non-current, due within 1 year	9,240	1,450	0
Guangdong Proton International Hospital Management Co., Ltd
Related Party Transaction [Line Items]
Due from related parties, current:	¥ 145,692	$ 22,862	¥ 0